SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 11:-   SUBSEQUENT EVENTS

On October 3, 2013 the company entered into a definitive agreement with KBR Inc. to acquire the US enterprise operations of KBR subsidiary, Allstates Technical Services, LLC, a US-based full-service provider of consulting and staffing solutions for IT, Engineering and Telecom personnel for $10 million. The acquisition is expected to be finalized by mid-November 2013, subject to the fulfillment of certain conditions defined in the acquisition agreement.